Loss Per Share - Summary of Computation of Basic and Diluted Net Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to EHang Holdings Limited	¥ (301,700)	$ (42,495)	¥ (328,221)	¥ (313,959)
Earnings Per Share, Basic, Other Disclosure [Abstract]
Weighted-average number of ordinary shares outstanding, Basic	121,494	121,494	114,695	112,985
Weighted-average number of ordinary shares outstanding, Diluted	121,494	121,494	114,695	112,985
Loss per share, Basic | (per share)	¥ (2.48)	$ (0.35)	¥ (2.86)	¥ (2.78)
Loss per share, Diluted | (per share)	¥ (2.48)	$ (0.35)	¥ (2.86)	¥ (2.78)
Common Class A [Member]
Numerator:
Net loss attributable to EHang Holdings Limited	¥ (204,787)	$ (28,845)	¥ (214,390)	¥ (193,772)
Net loss attributable to ordinary shareholders	¥ (204,787)	$ (28,845)	¥ (214,390)	¥ (193,772)
Earnings Per Share, Basic, Other Disclosure [Abstract]
Weighted-average number of ordinary shares outstanding, Basic	82,467,000	82,467,000	74,917,000	69,733,000
Weighted-average number of ordinary shares outstanding, Diluted	82,467,000	82,467,000	74,917,000	69,733,000
Loss per share, Basic | (per share)	¥ (2.48)	$ (0.35)	¥ (2.86)	¥ (2.78)
Loss per share, Diluted | (per share)	¥ (2.48)	$ (0.35)	¥ (2.86)	¥ (2.78)
Common Class B [Member]
Numerator:
Net loss attributable to EHang Holdings Limited	¥ (96,913)	$ (13,650)	¥ (113,831)	¥ (120,187)
Net loss attributable to ordinary shareholders	¥ (96,913)	$ (13,650)	¥ (113,831)	¥ (120,187)
Earnings Per Share, Basic, Other Disclosure [Abstract]
Weighted-average number of ordinary shares outstanding, Basic	39,027,000	39,027,000	39,778,000	43,252,000
Weighted-average number of ordinary shares outstanding, Diluted	39,027,000	39,027,000	39,778,000	43,252,000
Loss per share, Basic | (per share)	¥ (2.48)	$ (0.35)	¥ (2.86)	¥ (2.78)
Loss per share, Diluted | (per share)	¥ (2.48)	$ (0.35)	¥ (2.86)	¥ (2.78)